Inventories, Net - Schedule of Inventories Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Finished products	$ 615,719	$ 552,999
Products in process and raw materials	66,920	62,761
Supplies and expendable parts	139,566	128,792
Inventories, Gross	822,205	744,552
Less: Allowances	(159,170)	(143,961)
Total	$ 663,035	$ 600,591